Exhibit 99.1

Huntington Auto Trust 2015-1
	Collection Period Beginning Date		5/1/2017
	Collection Period Ending Date		5/31/2017
	Collection Period		24
	Payment Date		6/15/2017

	1. DEAL SUMMARY
		Ending Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	0.546756	$151,615,324.87	$14,523,469.12	$137,091,855.75
(4)	Class A-4 Notes	1.000000	$75,000,000.00	$—	$75,000,000.00
(5)	Class B Notes	1.000000	$9,370,000.00	$—	$9,370,000.00
(6)	Class C Notes	1.000000	$8,630,000.00	$—	$8,630,000.00
(7)	Class D Notes	1.000000	$7,500,000.00	$—	$7,500,000.00
(8)	Total Note Balance		$252,115,324.87	$14,523,469.12	$237,591,855.75
(9)	Overcollateralization		$3,750,000.00	$—	$3,750,000.00
(10)	Reserve Account Balance		$1,875,000.00	$—	$1,875,000.00
(11)	Net Pool Balance		$255,865,324.87	$14,523,469.12	$241,341,855.75
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.35000%	$—	$—
(13)	Class A-2 Notes		0.76000%	$—	$—
(14)	Class A-3 Notes		1.24000%	$151,615,324.87	$156,669.17
(15)	Class A-4 Notes		1.64000%	$75,000,000.00	$102,500.00
(16)	Class B Notes		1.95000%	$9,370,000.00	$15,226.25
(17)	Class C Notes		2.15000%	$8,630,000.00	$15,462.08
(18)	Class D Notes		2.74000%	$7,500,000.00	$17,125.00
(19)				$252,115,324.87	$306,982.50
	2. AVAILABLE FUNDS
(20)	Interest Collections		$1,058,672.07
(21)	Principal Collections		$9,531,464.92
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$4,756,475.15
(24)	Liquidation Proceeds		$58,525.00
(25)	Recoveries		$68,349.39
(26)	Investment Earnings		$—
(27)	Total Collections		$15,473,486.53
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$15,473,486.53
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$213,221.10	$213,221.10	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$156,669.17	$156,669.17	$—
(34)	Class A-4 Notes Interest		$102,500.00	$102,500.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$15,226.25	$15,226.25	$—
(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$15,462.08	$15,462.08	$—

(39)	Third Allocation of Principal		$3,273,469.12	$3,273,469.12	$—
(40)	Class D Notes Interest		$17,125.00	$17,125.00	$—
(41)	Fourth Allocation of Principal		$7,500,000.00	$7,500,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$3,750,000.00	$3,750,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$429,813.81	$429,813.81	$—
			$15,473,486.53	$15,473,486.53
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$3,273,469.12
(50)	Fourth Allocation of Principal		$7,500,000.00
(51)	Regular Principal Distribution Amount		$3,750,000.00
(52)	Total Principal		$14,523,469.12
	4. POOL INFORMATION
(53)	Pool Balance		$241,341,856
(54)	Number of Receivables Outstanding		27,419
(55)	Weighted Average Contract Rate		4.85%
(56)	Weighted Average Maturity		33.06
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$1,875,000.00
(58)	Initial Target Over Collateral ization Amount		$5,625,000.00
(59)	Target Over Collateral ization Amount		$3,750,000.00
(60)	Beginning Period O/C Amount		$3,750,000.00
(61)	Ending Period O/C Amount		$3,750,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$1,875,000.00
(64)	Beginning Reserve Account Balance		$1,875,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings		$—
(67)	Distribute Earnings Collection Account		$—
(68)	Reserve Account Draw Amount		$—
(69)	Reserve Account Excess Amount		$—
(70)	Ending Reserve Account Balance		$1,875,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(71)	Realized Losses for Collection Period		$176,953.13	30	$5,898.44
(72)	Recoveries for Collection Period		$68,349.39	66	$1,035.60
(73)	Net Losses/(Recoveries) for Collection Period		108,603.74
(74)
(75)	Cumulative Losses (net of recoveries) for All Collection Periods		$3,681,536.51
(76)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.49087%

		5/31/2017	4/30/2017	3/31/2017	2/28/2017
(77)	Pool Balance at end of collection period	$241,341,856	$255,865,325	$269,699,994	$286,783,402
(78)	Number of receivables outstanding	27,419	28,319	29,218	30,354
(79)	Average month end Pool Balance	$248,603,590	$262,782,659	$278,241,698	$293,870,495
(80)	Realized Losses for Collection Period	$176,953	$193,895	$228,774	$194,046
(81)	Recoveries for Collection Period	$68,349	$55,886	$79,170	$110,485
(82)	Net Losses/(Recoveries) for Collection Period	$108,604	$138,009	$149,604	$83,561
(83)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.854%	0.885%	0.987%	0.792%
(84)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.524%	0.630%	0.645%	0.341%

(85)	Four month average Net Losses to Average Pool Balance (annualized)	0.531%

		5/31/2017	4/30/2017	3/31/2017	2/28/2017
(86)	Receivables 31-59 Days Delinquent	$2,692,092.38	$2,863,311.41	$2,530,825.06	$2,555,104.87
(87)	$ As % of Ending Pool Balance	1.115%	1.119%	0.938%	0.891%
(88)	# of Receivables	277	263	243	243
(89)	# As % of Ending Pool # of Receivables	1.010%	0.929%	0.832%	0.801%
(90)	Receivables 60-89 Days Delinquent	$513,918.13	$374,332.40	$407,242.44	$789,770.15
(91)	$ As % of Ending Pool Balance	0.213%	0.146%	0.151%	0.275%
(92)	# of Receivables	58	43	51	72
(93)	# As % of Ending Pool # of Receivables	0.212%	0.152%	0.175%	0.237%
(94)	Receivables 90 - 119 Days Delinquent	$198,771.75	$219,630.44	$341,045.27	$405,611.90
(95)	$ As % of Ending Pool Balance	0.082%	0.086%	0.126%	0.141%
(96)	# of Receivables	28	26	25	47
(97)	# As % of Ending Pool # of Receivables	0.102%	0.092%	0.086%	0.155%
(98)	Receivables 120+ Days Delinquent	$108,475.06	$62,416.97	$76,080.38	$89,530.69
(99)	$ As % of Ending Pool Balance	0.045%	0.024%	0.028%	0.031%
(100)	# of Receivables	8	5	8	10
(101)	# As % of Ending Pool # of Receivables	0.029%	0.018%	0.027%	0.033%
(102)	Total Delinquencies	$3,513,257.32	$3,519,691.22	$3,355,193.15	$3,840,017.61
(103)	$ As % of Ending Pool Balance	1.456%	1.376%	1.244%	1.339%
(104)	# of Receivables	371	337	327	372
(105)	# As % of Ending Pool # of Receivables	1.353%	1.190%	1.119%	1.226%
(106)	Total Repossession	$282,225.02	$145,796.85	$308,935.00	$321,494.76
(107)	# of Receivables	25	14	27	28

Name: Andy Ohler
Title: Vice President
June 12, 2017